Accounts Receivable, Net - Summary of Accounts Receivable Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 568,863	$ 16,861,111	$ 17,354,883
Gross carrying amount [member]
Disclosure of financial assets [line items]
Accounts receivable		16,873,044	17,359,584
Allowance for sale discounts [member]
Disclosure of financial assets [line items]
Accounts receivable		0	(3,006)
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Accounts receivable		$ (11,933)	$ (1,695)	$ (1,695)